Federated Hermes High Income Bond Fund, Inc.
(formerly, Federated High Income Bond Fund, Inc.)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.1%
	Aerospace/Defense—1.4%
$1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$1,801,980
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	663,926
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,905,668
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	375,078
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	373,424
2,475,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,167,394
900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	866,493
	TOTAL	8,153,963
	Automotive—4.6%
2,200,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	1,824,427
200,000	Adient US LLC, 144A, 7.000%, 5/15/2026	207,327
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	108,158
225,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	217,363
1,750,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,701,866
100,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	104,313
1,975,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,051,284
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	789,450
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	428,152
1,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,092,118
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	866,294
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,743,833
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,155,554
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,173,069
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,126,385
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	552,629
775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	735,890
325,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	299,122
1,125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,051,881
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	738,909
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	637,186
1,525,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,545,679
4,225,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,256,582
2,175,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,137,818
	TOTAL	26,545,289
	Building Materials—2.4%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	511,067
2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,753,674
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,471,149
2,775,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,774,348
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	516,780
2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,324,506
550,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	545,704
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,893,904
	TOTAL	13,791,132

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—8.5%
$425,000		CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	$436,732
1,700,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,762,126
975,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,012,630
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,714,011
1,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,639,552
1,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,756,950
1,550,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,605,877
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	660,088
150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	154,838
1,175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,227,229
600,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	609,120
525,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	540,369
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	446,652
200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	195,272
1,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,673,432
825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	902,859
1,075,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	1,120,005
875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	957,386
1,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	1,434,139
2,325,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,421,487
925,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	984,639
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,806,463
2,825,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,813,093
1,000,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,061,980
200,000		DISH Network Corp., Sr. Unsecd. Note, 144A, 7.375%, 7/1/2028	199,750
1,200,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	725,334
650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	400,335
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	658,059
1,000,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	1,008,105
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	453,292
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,708,112
1,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,825,481
1,000,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,029,605
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	954,027
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,570,000
600,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	588,810
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	401,250
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,689,112
2,405,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,448,615
1,725,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,755,886
		TOTAL	49,352,702
		Chemicals—2.8%
825,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	825,945
2,100,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,079,000
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	302,310
2,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,238,673
750,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	788,767
1,100,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,114,083
1,500,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,368,795

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$125,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	$130,625
3,025,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,951,220
625,000	PQ Corp., 144A, 6.750%, 11/15/2022	636,937
500,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	505,573
2,650,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,721,139
625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	636,269
	TOTAL	16,299,336
	Construction Machinery—0.7%
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	629,502
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	975,237
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	569,148
675,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	710,033
200,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	199,838
625,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	642,128
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	629,469
	TOTAL	4,355,355
	Consumer Cyclical Services—1.8%
600,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	631,947
4,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,855,254
3,579,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,790,841
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	543,469
525,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	535,403
300,000	The Brink's Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	306,309
	TOTAL	10,663,223
	Consumer Products—1.0%
650,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	669,906
750,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	777,353
525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	516,322
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	407,526
350,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	374,005
325,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	340,975
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	296,250
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,710,588
	TOTAL	6,092,925
	Diversified Manufacturing—1.3%
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	366,298
2,650,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,629,012
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	340,782
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	475,740
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,268,484
1,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,103,602
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,448,340
	TOTAL	7,632,258
	Environmental—0.2%
1,425,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,122,636
	Finance Companies—2.0%
250,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	210,549
1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,814,303
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	256,387

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$1,050,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	$1,007,344
600,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	588,303
525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	500,385
2,375,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	2,174,474
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,945,846
900,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	938,614
	TOTAL	11,436,205
	Food & Beverage—2.3%
1,500,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,428,443
1,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	1,136,332
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,939,697
275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	277,338
575,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	565,938
250,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	265,346
150,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	155,597
225,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	221,209
950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	955,391
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,037,315
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,113,715
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,119,546
	TOTAL	13,215,867
	Gaming—3.5%
1,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	903,357
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	209,375
650,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	618,728
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	863,543
675,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	588,269
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	201,500
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,168,772
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,291,875
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,382,830
350,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	378,931
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	104,268
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	179,649
225,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	221,362
975,000	MGM Resorts International, 6.000%, 3/15/2023	987,290
479,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	437,281
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	548,984
903,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	895,672
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	944,732
2,125,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,771,496
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,195,716
425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	358,328
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,589,625
100,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	94,235
150,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	141,258
850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	816,990
600,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	586,014
	TOTAL	20,480,080

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—8.5%
$175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	$176,094
1,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	1,128,324
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,425,647
2,350,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,170,566
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	836,800
3,050,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,290,187
2,000,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,887,820
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	329,875
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	662,340
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	588,597
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	300,354
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	599,670
600,000	HCA, Inc., 5.000%, 3/15/2024	667,584
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,327,875
1,200,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	1,156,990
2,000,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,148,110
900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	982,080
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,480,979
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	283,324
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,576,011
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	717,654
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	698,625
500,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	473,750
2,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,276,520
1,325,000	MEDNAX Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,329,578
4,050,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	3,781,627
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,412,984
3,350,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,955,211
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,344
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	397,322
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	724,822
100,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	98,218
775,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	760,259
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	593,760
175,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	186,703
2,300,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,222,283
1,125,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,103,946
700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	695,450
2,050,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,014,525
375,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	394,147
3,250,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,154,499
	TOTAL	49,062,454
	Health Insurance—1.4%
500,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	515,558
1,200,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,248,870
525,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	548,244
550,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	563,728
950,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	973,712
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	581,483

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$1,650,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	$1,706,471
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,910,286
		TOTAL	8,048,352
		Independent Energy—4.5%
1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	652,437
300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	192,938
925,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	791,444
375,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	241,335
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	610,170
1,585,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	543,853
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	158,441
575,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	219,584
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	300,598
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	559,550
1,889,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	204,531
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	21,875
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	683,558
2,150,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	1,933,635
1,525,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	45,750
300,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	294,847
1,150,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	1,147,999
450,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	464,116
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	577,389
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	606,192
350,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	179,594
825,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	414,521
500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	299,255
175,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	84,842
950,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	924,317
1,350,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	229,500
50,000		Oasis Petroleum Inc., 6.875%, 3/15/2022	8,406
875,000		Oasis Petroleum Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	147,136
1,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	964,114
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	892,500
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	339,375
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	728,789
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	384,271
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	947,188
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	679,219
1,225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,226,531
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	583,528
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	776,182
450,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	433,798
300,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	296,194
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	580,234
625,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	398,847
1,275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	960,681
375,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	320,856
1,100,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	598,009

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$253,481
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	24,645
425,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	215,237
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	392,920
650,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	1,950
675,000		WPX Energy Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	597,750
425,000		WPX Energy Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	397,748
425,000		WPX Energy Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	413,485
100,000		WPX Energy Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	96,000
1,625,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	287,422
475,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	85,156
		TOTAL	26,413,923
		Industrial - Other—0.4%
700,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	732,812
375,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	388,536
1,000,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	987,605
		TOTAL	2,108,953
		Industrial Machinery—0.2%
200,000		Vertical Holdco GmbH, Company Guarantee, 144A, 7.625%, 7/15/2028	200,000
1,150,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,151,453
		TOTAL	1,351,453
		Insurance - P&C—4.4%
300,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	287,810
2,350,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,346,028
2,925,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,081,663
1,075,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, PIK 12.750% (Cash Rate 11.500%), 1/15/2027	1,085,750
825,000		Ardonagh Midco Three PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	863,775
2,550,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,557,943
950,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	981,283
7,050,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,057,085
175,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	184,516
3,175,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,056,652
375,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	367,695
3,400,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,440,341
		TOTAL	25,310,541
		Leisure—0.6%
2,700,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,416,500
200,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	207,625
125,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	71,705
925,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	688,954
		TOTAL	3,384,784
		Lodging—0.5%
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	75,047
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	177,516
1,600,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,598,704
625,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	617,050
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	376,843
		TOTAL	2,845,160

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—6.4%
$1,350,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$1,328,542
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,315,891
1,850,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,616,243
575,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	532,142
1,225,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	894,152
2,100,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,130,913
1,350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,216,431
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	154,148
625,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	626,628
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,321,664
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	369,676
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	599,494
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	366,868
3,037,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,788,775
425,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	428,984
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,495,689
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	253,881
1,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,827,192
2,200,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,205,566
2,250,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,272,736
2,100,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	2,096,220
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	499,003
1,350,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,281,407
1,775,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,708,624
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,754,694
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,689,631
1,250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,178,925
2,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,835,687
425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	430,334
	TOTAL	37,220,140
	Metals & Mining—1.4%
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,614,105
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	451,485
975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	948,027
700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	703,995
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	667,641
1,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,437,447
275,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	271,877
1,975,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,896,208
	TOTAL	7,990,785
	Midstream—7.3%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	154,967
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	662,753
2,225,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,352,526
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,545,433
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,169,904
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,304,050
925,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	889,637
1,325,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	1,248,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	$2,170,366
2,300,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,294,710
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	496,610
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	254,101
1,075,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,103,842
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	683,438
1,125,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,074,071
725,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	662,915
825,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	683,632
500,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	421,758
1,000,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	963,360
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	716,134
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	1,937,730
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	662,658
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,092,426
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,483,900
2,275,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,509,497
1,550,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	873,650
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	511,119
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	821,881
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,353,184
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,792,241
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	482,808
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	493,698
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,596,070
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	719,447
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	402,000
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	653,778
450,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	450,810
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	590,625
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	120,350
2,850,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,326,312
250,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	209,450
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	183,375
475,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	458,957
	TOTAL	42,578,985
	Oil Field Services—1.5%
375,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	344,175
2,025,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,913,432
450,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	277,875
250,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	154,531
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	368,136
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	117,540
725,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	499,268
900,000	Sesi LLC, 7.125%, 12/15/2021	328,500
2,225,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	820,235
1,450,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	657,017
1,475,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,403,448

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,675,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	$1,622,388
	TOTAL	8,506,545
	Packaging—5.8%
3,100,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,072,301
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	712,900
1,275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,253,720
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,460,269
1,025,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,041,446
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	927,589
1,375,000	Berry Plastics Corp., 5.500%, 5/15/2022	1,381,346
1,300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,279,671
4,300,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	3,911,882
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,099,284
4,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,017,677
2,425,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,359,295
1,050,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,064,327
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,060,983
1,100,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	1,166,687
300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	312,563
1,625,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,633,377
775,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	776,937
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	323,594
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,645,038
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,079,421
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	430,844
1,525,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,633,374
	TOTAL	33,644,525
	Paper—0.6%
2,625,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,652,891
300,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	298,410
525,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	555,744
	TOTAL	3,507,045
	Pharmaceuticals—3.0%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	664,989
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	451,482
600,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	623,742
1,000,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	942,740
83,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	82,801
127,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	126,781
3,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,427,920
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	604,125
1,400,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,471,141
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,568,257
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,590,655
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	624,565
1,792,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,164,800
1,229,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan—2nd Lien, 144A, 9.500%, 7/31/2027	1,306,058
925,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	943,107
725,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	743,578

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$3,550,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	$596,844
2,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	470,000
250,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	257,386
	TOTAL	17,660,971
	Restaurants—1.5%
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	908,239
4,250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,235,954
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	350,970
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	356,200
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	944,753
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,516,529
125,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	135,078
	TOTAL	8,447,723
	Retailers—0.4%
1,300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,132,053
2,150,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	483,750
1,825,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	410,625
300,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	309,938
175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	180,758
	TOTAL	2,517,124
	Supermarkets—1.0%
350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	361,711
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	624,220
2,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,974,022
1,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,590,300
	TOTAL	5,550,253
	Technology—6.8%
1,000,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	995,000
625,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	630,350
650,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	708,432
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,447,817
1,000,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,013,645
250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	251,250
275,000	Financial & Risk US Holdings Inc., 144A, 6.250%, 5/15/2026	292,137
3,750,000	Financial & Risk US Holdings Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,064,944
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	177,485
675,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	692,992
3,025,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,082,475
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,853,263
900,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	908,274
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	175,399
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	186,266
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	1,025,323
200,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	203,771
1,300,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,355,776
600,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	590,907
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	373,148
800,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	820,640
225,000	Qorvo, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2026	234,387

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,650,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$2,710,804
100,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	99,858
525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	521,078
400,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	426,922
450,000		Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	467,917
750,000		Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	796,759
3,350,000		Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	3,726,255
1,475,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,468,399
4,800,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,874,952
250,000		Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	259,135
		TOTAL	39,435,760
		Transportation Services—0.3%
650,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	622,781
950,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	978,101
		TOTAL	1,600,882
		Utility - Electric—3.2%
1,075,000		Calpine Corp., 144A, 4.500%, 2/15/2028	1,055,306
300,000		Calpine Corp., 144A, 5.250%, 6/1/2026	303,785
2,200,000		Calpine Corp., 5.750%, 1/15/2025	2,228,413
725,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	710,228
300,000		DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	300,834
3,075,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,203,766
750,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	790,954
850,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	889,525
975,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,030,882
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	607,956
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	226,826
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	915,579
2,600,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,723,019
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,068,637
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	718,231
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,748,348
		TOTAL	18,522,289
		Wireless Communications—2.9%
4,450,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,650,205
1,250,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,526,813
1,875,000		Sprint Corp., 7.125%, 6/15/2024	2,120,512
3,025,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,496,628
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	370,169
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,743,545
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	448,547
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	257,125
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,742,186
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	653,866
		TOTAL	17,009,596
		TOTAL CORPORATE BONDS (IDENTIFIED COST $582,220,618)	551,859,214
		COMMON STOCKS—0.1%
		Chemicals—0.1%
35,727	[2]	Hexion Holdings Corp.	241,158

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—0.0%
25,586	[2]	iHeartMedia, Inc.	$213,643
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,164,593)	454,801
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$1,278,750	[3]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 5.491% (3-month USLIBOR +4.500%), 10/10/2025 (IDENTIFIED COST $2,249,053)	735,281
		INVESTMENT COMPANY—4.5%
26,164,539		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[4] (IDENTIFIED COST $26,184,711)	26,182,854
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $611,818,975)	579,232,150
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,169,818
		TOTAL NET ASSETS—100%	$580,401,968
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2020	20,440,455
Purchases/Additions	50,174,156
Sales/Reductions	(44,450,072)
Balance of Shares Held 6/30/2020	26,164,539
Value	$26,182,854
Change in Unrealized Appreciation/Depreciation	$18,410
Net Realized Gain/(Loss)	$9,497
Dividend Income	$26,453
1	Non-income-producing security.
2	Issuer in default.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity- securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$551,859,214	$—	$551,859,214
Floating Rate Loan	—	735,281	—	735,281
Equity Securities:
Common Stocks
Domestic	454,801	—	—	454,801
Investment Company	26,182,854	—	—	26,182,854
TOTAL SECURITIES	$26,637,655	$552,594,495	$—	$579,232,150
The following acronyms are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind